Filed pursuant to Rule 497(e)

Registration Nos. 333-272579; 811-23883

THE 2023 ETF SERIES TRUST

Fund	Ticker
Pictet AI & Automation ETF	PBOT
Pictet Cleaner Planet ETF	PCLN

listed on NYSE Arca, Inc.

Supplement dated July 15, 2026 to the Pictet AI & Automation ETF’s and Pictet Cleaner Planet ETF’s

(each, a “Fund” and collectively, the “Funds”) currently effective

Prospectus and Summary Prospectus

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus for each Fund and should be read in conjunction with those documents.

Pictet AI & Automation ETF (PBOT)

Yves Kramer no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Kramer in the Summary Prospectus, Prospectus and SAI are hereby deleted.

Savironi Chet has begun serving as a portfolio manager of the Fund. Accordingly, the following is added to the section titled “Portfolio Manager” of the Summary Prospectus and Prospectus, on pages 9 and 11, respectively:

Portfolio Managers:

Savironi Chet, Senior Investment Manager of Pictet AM SA, has served as a portfolio manager of the Fund since June 2026.

Additional revisions to the Fund’s Prospectus are set forth below.

Portfolio Managers – Pictet AI & Automation ETF

•	The following biographical information is added to the “Portfolio Managers – Pictet AI & Automation ETF” section on page 88 of the Prospectus:

Fund	Senior Member	Title, Business Experience During the Past Five Years
Pictet AI & Automation ETF	Savironi Chet (managed the Fund since June 2026)	Savironi Chet joined Pictet in 2023 and is a Senior Investment Manager co-leading the Pictet Security strategy since 2025. Prior to taking on her current role, she was already in the Thematic Equities team managing the Pictet SmartCity strategy. Before joining Pictet, Savironi worked as an Assistant Portfolio Manager at AllianceBernstein on a Long/Short Thematic focused fund. Prior to AllianceBernstein, she was a Portfolio Manager at Canada Pension Plan Investment Board (CPPIB).

Pictet Cleaner Planet ETF (PCLN)

Cédric Lecamp no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Lecamp in the Summary Prospectus, Prospectus and SAI are hereby deleted.

Louis Veilleux has begun serving as a portfolio manager of the Fund. Accordingly, the following is added to the section titled “Portfolio Managers” of the Summary Prospectus and Prospectus, on pages 9 and 21, respectively:

Portfolio Managers:

Louis Veilleux, Senior Investment Manager of Pictet AM SA, has served as a portfolio manager of the Fund since May 2026.

Additional revisions to the Fund’s Prospectus are set forth below.

Portfolio Managers – Pictet Cleaner Planet ETF

•	The following biographical information is added to the “Portfolio Managers – Pictet Cleaner Planet ETF” section on page 89 of the Prospectus:

Fund	Senior Member	Title, Business Experience During the Past Five Years
Pictet Cleaner Planet ETF	Louis Veilleux (managed the Fund since May 2026)	Louis Veilleux joined Pictet Asset Management in 2005 and is a Senior Investment Manager in the Thematic Equities Water team. Louis became manager of the Water strategy in 2018. Before that, he co-managed the global utilities strategy starting in 2009.

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)

Registration Nos. 333-272579; 811-23883

THE 2023 ETF SERIES TRUST

Fund	Ticker
Pictet AI & Automation ETF	PBOT
Pictet Cleaner Planet ETF	PCLN

listed on NYSE Arca, Inc.

Supplement dated July 15, 2026 to the Pictet AI & Automation ETF’s and Pictet Cleaner Planet ETF’s

(each, a “Fund” and collectively, the “Funds”) currently effective

Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the Prospectus and SAI.

Savironi Chet has replaced Yves Kramer as a portfolio manager of the Pictet AI & Automation ETF, and Louis Veilleux has replaced Cédric Lecamp as a portfolio manager of the Pictet Cleaner Planet ETF. Accordingly, the following changes are made to the Funds’ SAI:

Portfolio Management

•	The first paragraph in the “Portfolio Management” section on page 76 of the SAI is hereby deleted and replaced with the following:

Alper Gocer, Robert Simpson, Andrew Stanners, and Christopher Preece serve as the portfolio managers of the Pictet Emerging Markets Debt ETF. Young Jae Lee and Mark Boulton serve as the portfolio managers of the Pictet Emerging Markets Rising Economies ETF. Stéphane Daul and Alexandra Nagy serve as the portfolio managers of the Pictet AI Enhanced International Equity ETF. Gertjan Van Der Geer, Yuko Takano, John Gladwyn, Peter Lingen, and Savironi Chet serve as the portfolio managers to the Pictet AI & Automation ETF. Gertjan Van Der Geer, Yuko Takano, Luciano Diana, Gabriel Micheli, Xavier Chollet, and Louis Veilleux serve as the portfolio managers to the Pictet Cleaner Planet ETF.

Fund Shares Owned by the Portfolio Managers

•	the following information is added to the “Fund Shares Owned by the Portfolio Managers” Section on page 76 of the SAI:

As of June 30, 2026, Louis Veilleux and Savironi Chet did not beneficially own shares of any Fund.

Other Accounts Managed by the Portfolio Managers

•	Additionally, the following information for Mr. Veilleux and Ms. Chet is added to the “Other Accounts Managed by the Portfolio Managers” chart:

In addition to the Funds, as of June 30, 2026, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows.

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)
Louis Veilleux	1	$14.4	2	$8,253.1	3	$551.5
Savironi Chet	1	$17.6	0	$0	0	$0

* None of the accounts managed by the portfolio managers are subject to performance based advisory fees.

Please retain this supplement for future reference.

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